Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The gross changes in the carrying amount of goodwill as of December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of the year	356,528	311,865
Acquisition of Deliverr	1,437,664	—
Acquisition of Donde	—	37,567
Other acquisitions(1)	42,090	7,096
Balance, end of the year	1,836,282	356,528
(1) During the years ended December 31, 2022 and 2021, the Company completed individually immaterial acquisitions that resulted in goodwill being recognized.